Derivative Financial Instruments - Additional Information (Detail) - Successor [Member] € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 USD ($) Interest_Rate_Swaps	Dec. 31, 2013 EUR (€) Interest_Rate_Swaps
Derivatives, Fair Value [Line Items]
Number Of interest rate swaps | Interest_Rate_Swaps			5	5
Gain (loss) on sale of derivatives			$ 19.4
Euro Term Loan Due 2020 [Member]
Derivatives, Fair Value [Line Items]
Long-term debt, gross | €				€ 300.0
Derivative, cap interest rate			1.50%	1.50%
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, notional amount			$ 1,173.0
Derivative, maturity date	Sep. 29, 2017	Sep. 29, 2017
Interest Rate Cap [Member] | Euro Term Loan Due 2020 [Member]
Derivatives, Fair Value [Line Items]
Debt instrument, unamortized premium			$ 3.1